Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,579,608	$ 339,899
Deferred
State and Local
Current
Deferred
Income tax provision/(benefit)	$ 0	$ 0	$ 0	$ 0	$ 1,579,608	$ 339,899